Ranges of Significant Unobservable Inputs Used to Value Level Three Financial Instruments (Detail) - Fair Value Measurements Using Level 3 - Debt Securities	12 Months Ended
Dec. 31, 2014
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Discount for lack of marketability	25.00%
Significant unobservable inputs, valuation technique	Discount for lack of marketability
Minimum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price/Sales per share ratio	200.00%
Maximum
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Price/Sales per share ratio	1400.00%